Empresa Mixta Ecosocialista Siembra Minera, S. (Details Text) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Empresa Mixta Ecosocialista Siembra Minera, S. [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
Expenditures associated with Siembra Minera	$ 1.9	$ 1.6
Cumulative expenditures associated with Siembra Minera	$ 3.5